ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

	As at December 31, 2017	As at December 31, 2016
Accounts receivable
Amounts due from concentrate sales	$110	$110
Receivable from Dominican Republic government[1]	1	30
Other receivables	128	109
	$239	$249
Other current assets
Derivative assets (note 25f)	$2	$1
Goods and services taxes recoverable[2]	167	239
Prepaid expenses	68	48
Other	84	18
	$321	$306

[1]	Amounts receivable from the Dominican Republic government primarily relate to payments made by Pueblo Viejo on behalf of the government.

[2]
Primarily includes VAT and fuel tax recoverables of $32 million in Tanzania, $49 million in Argentina, $3 million in Chile, $19 million in the Dominican Republic, and $8 million in Peru (Dec. 31, 2016: $124 million, $52 million, $32 million, $10 million and $6 million, respectively).